Intangible Assets (Details) - CAD ($) $ in Millions		12 Months Ended
	Jun. 28, 2018	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		$ 364	$ 355
Ending balance		373	364
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		744	693
Additions		53	51
Retirements		(2)
Change in foreign exchange rates		3	(3)
Transfers		9	3
Ending balance		807	744
Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		380	338
Retirements		(1)
Change in foreign exchange rates		2	1
Transfers		3	0
Amortization		50	41
Ending balance		434	380
Coal rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		53	63
Ending balance		68	53
Coal rights | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		178	178
Additions		0	0
Retirements		0
Change in foreign exchange rates		0	0
Transfers		7	0
Ending balance		185	178
Coal rights | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		125	115
Retirements		0
Change in foreign exchange rates		0	0
Transfers		(17)	2
Amortization		9	8
Ending balance		117	125
Software and other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		126	105
Ending balance		118	126
Software and other | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		314	268
Additions		0	31
Retirements		(2)
Change in foreign exchange rates		3	(3)
Transfers		24	18
Ending balance		339	314
Software and other | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		188	163
Retirements		(1)
Change in foreign exchange rates		2	1
Transfers		0	0
Amortization		32	24
Ending balance		221	188
Power sale contracts
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		156	163
Ending balance		141	156
Power sale contracts | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		223	223
Additions		0	0
Retirements		0
Change in foreign exchange rates		0	0
Transfers		14	0
Ending balance		237	223
Power sale contracts | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		67	60
Retirements		0
Change in foreign exchange rates		0	0
Transfers		20	2
Amortization		9	9
Ending balance		96	67
Intangibles under development
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		29	24
Ending balance		46	29
Intangibles under development | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		29	24
Additions		53	20
Retirements		0
Change in foreign exchange rates		0	0
Transfers		36	(15)
Ending balance		46	29
Intangibles under development | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		0	0
Retirements		0
Change in foreign exchange rates		0	0
Transfers		0	0
Amortization		0	0
Ending balance		0	$ 0
US Wind Projects - Big Level [Member] | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Additions		$ 33
Lakeswind
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss	$ 12